Borrowings - Bonds and Own shares (Details) £ / shares in Units, € in Millions, ¥ in Billions, £ in Billions, kr in Billions, SFr in Billions, $ in Billions, $ in Billions, $ in Billions	12 Months Ended
	Mar. 31, 2023 EUR (€) shares	Mar. 31, 2023 GBP (£) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 EUR (€) shares	Mar. 31, 2023 GBP (£)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 AUD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 NOK (kr)	Mar. 31, 2023 CHF (SFr)	Mar. 31, 2023 JPY (¥)	Mar. 12, 2019 EUR (€)	Mar. 12, 2019 GBP (£) £ / shares
Liquidity and capital resources
Borrowings	€ (66,390)			€ (70,092)
Maximum [Member]
Liquidity and capital resources
Treasury shares | shares	1,825,691,429	1,825,691,429	1,825,691,429	1,911,661,729
Percentage of issued share capital held as treasury shares	6.30%	6.30%	6.30%	6.60%
Bonds [Member]
Liquidity and capital resources
Notional amount	€ 42,800
Nominal values of bonds matured	1,900
Notional amount	42,800
Nominal values of bonds re-purchased	3,800
Bonds [Member] | US Dollar
Liquidity and capital resources
Bonds issued | $						$ 21.3
Bonds [Member] | Euro
Liquidity and capital resources
Bonds issued	€ 17,600
Bonds [Member] | Sterling
Liquidity and capital resources
Bonds issued | £					£ 3.6
Bonds [Member] | Australia, Dollars
Liquidity and capital resources
Bonds issued | $							$ 0.5
Bonds [Member] | Hong Kong, Dollars
Liquidity and capital resources
Bonds issued | $								$ 2.1
Bonds [Member] | Norway, Krone
Liquidity and capital resources
Bonds issued | kr									kr 2.2
Bonds [Member] | Switzerland, Francs
Liquidity and capital resources
Bonds issued | SFr										SFr 0.7
Bonds [Member] | Japanese government securities
Liquidity and capital resources
Bonds issued | ¥											¥ 10
Bonds [Member] | Minimum.
Liquidity and capital resources
Borrowing interest rate	0.375%			0.00%	0.375%	0.375%	0.375%	0.375%	0.375%	0.375%	0.375%
Bonds [Member] | Maximum [Member]
Liquidity and capital resources
Borrowing interest rate	7.875%			7.875%	7.875%	7.875%	7.875%	7.875%	7.875%	7.875%	7.875%
Euro medium-term note programme
Liquidity and capital resources
Number of note programmes	2	2	2
US shelf programme
Liquidity and capital resources
Cash raised from bonds issued | $			$ 1.2
Convertible bonds
Liquidity and capital resources
Bonds issued | £													£ 3.4
Notional amount												€ 3,800	3.4
Financial liabilities at fair value												100	0.1
Notional amount												€ 3,800	3.4
Convertible bonds maturing on 12 March 2021
Liquidity and capital resources
Bonds issued | £													£ 1.7
Borrowing interest rate												1.20%	1.20%
Conversion price | £ / shares													£ 1.2055
Convertible bonds maturing on 12 March 2022
Liquidity and capital resources
Bonds issued | £													£ 1.7
Borrowing interest rate												1.50%	1.50%
Conversion price | £ / shares													£ 1.1326
Euro medium-term note programme, one
Liquidity and capital resources
Notional amount	€ 30,000
Cash raised from bonds issued	1,800
Notional amount	30,000
Euro medium-term note programme, two
Liquidity and capital resources
Notional amount	30,000
Cash raised from bonds issued | £		£ 0.6
Notional amount	€ 30,000